Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
Note 1. Nature of Operations
Organization and Principal Activities
Semnur Pharmaceuticals, Inc. (“Semnur” or the “Company”) is the successor entity to Denali Capital Acquisition Corp. (“Denali”). The Company is a Delaware corporation and is headquartered in Palo Alto, California. As of September 30, 2025, the Company has two wholly owned subsidiaries, Semnur (BVI), Limited and Semnur, Inc.
Denali was formed on January 5, 2022 as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. Denali’s initial public offering (the “IPO”) became effective on April 6, 2022.
Semnur Pharmaceuticals, Inc. (“Legacy Semnur” (as defined below) and now known as “Semnur, Inc.”) was originally formed in 2013 and became a wholly owned subsidiary of Scilex Holding Company (“Scilex”) in 2019.
The Company is a late-stage clinical biopharmaceutical company focused on developing and commercializing innovative non-opioid
pain management products for the treatment of acute and chronic pain.
The Company’s lead product candidate is
SP-102
(10 mg, dexamethasone sodium phosphate viscous gel)
(“SP-102”
or “SEMDEXA”), a novel, viscous gel formulation of a widely used corticosteroid for epidural injections to treat lumbosacral radicular pain, or sciatica, for which the Company has completed a pivotal Phase 3 study and initiated the second Phase 3 study in September 2025.
Business Combination
References to “Legacy Semnur” refer to the private Delaware corporation that is now the Company’s wholly owned subsidiary and named Semnur, Inc. (formerly known as “Semnur Pharmaceuticals, Inc.”). Unless otherwise noted or the context requires otherwise, references to “Common Stock” refer to the Company’s common stock, par value $0.0001 per share.
On September 22, 2025 (the “Closing”), the Company consummated a business combination pursuant to an agreement and plan of merger, dated as of August 30, 2024 (the “Initial Merger Agreement,” as amended by Amendment No. 1 to Agreement and Plan of Merger, dated April 16, 2025, “Amendment No. 1 to the Initial Merger Agreement” and Amendment No. 2 to Agreement and Plan of Merger, dated July 22, 2025, “Amendment No. 2 to the Initial Merger Agreement” and collectively, the “Merger Agreement”), by and among Denali, Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (“Merger Sub”), and Legacy Semnur. Pursuant to the terms of the Merger Agreement, the business combination (herein referred to as the “Business Combination” or “reverse recapitalization” for accounting purposes) between Denali and Legacy Semnur was effected through the merger of Merger Sub with and into Legacy Semnur with Legacy Semnur surviving as Denali’s wholly owned subsidiary. In connection with the Business Combination, Denali changed its name from Denali Capital Acquisition Corp. to Semnur Pharmaceuticals, Inc. Pursuant to the Merger Agreement, the Company acquired all of the issued and outstanding equity interests of Legacy Semnur and Denali.
The Company’s Common Stock and warrants were listed on the OTC Markets Group, Inc. on September 23, 2025 under the new ticker symbols “SMNR” and “SMNRW”, respectively.
In accordance with the terms and subject to the conditions of the Merger Agreement, at Closing, (i) each outstanding share of Legacy Semnur common stock outstanding immediately prior to Closing was automatically cancelled in exchange for the right to receive 1.25 shares (the “Exchange Ratio”) of Common Stock, (ii) each share of Legacy Semnur preferred stock outstanding immediately prior to the Closing was cancelled in exchange for the right to receive (a) one share of Series A Preferred Stock (as defined in Note 6) and
(b) one-tenth
of one share of Common Stock, and (iii) each option to purchase shares of Legacy Semnur common stock outstanding as of immediately prior to the Closing was converted into the right to receive a comparable option to purchase shares of Common Stock.
As such, 160,000,000 shares of Legacy Semnur common stock held by Scilex and 40,000,0000 Legacy Semnur stock options, respectively, were automatically cancelled in exchange for 200,000,000 shares of Common Stock and 50,000,000 options to purchase Common Stock, respectively, at the Exchange Ratio.
Pursuant to the terms of the Debt Exchange Agreement (as defined in Note 8), all existing related party indebtedness between the Company and Scilex, totaling $54.2 million, was converted into 5,423,606 shares of Legacy Semnur Series A preferred stock. At Closing, such shares were exchanged for 5,423,606 shares of Series A Preferred Stock and 542,361 shares of Common Stock.
Additionally, at Closing, (i) loans between Scilex and Denali of $0.1 million were converted to 12,488 shares of Common Stock, (ii) 500,000 ordinary shares of Denali held by Scilex (see SIPA below) were converted into 500,000 shares of Common Stock and (iv) 2,072,500 ordinary shares of Denali held by Sponsor (the “Sponsor Shares”) were converted into 2,072,500 shares of Common Stock.
Simultaneously with the Closing, 26,500,000 shares of Common Stock were issued to consultants (see Note 6) and 100,000 shares of Common Stock were issued to Denali underwriters (see Note 5).
The following summarizes the Company’s Common Stock immediately following the Business Combination:

Holders	Shares
Denali public shareholders	13,629
Sponsor	2,072,500
Scilex Holding Company	201,054,849
Consultants	26,500,000
Denali underwriters	100,000

Total	229,740,978

The Business Combination was accounted for as a reverse recapitalization. Because Scilex controlled the Company before the Business Combination and will also control the Company following the Business Combination, Denali was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Legacy Semnur issuing stock for the net assets of Denali, accompanied by a recapitalization whereby the net assets of Denali will be stated at historical cost and no goodwill or other intangible assets are recorded.
Sponsor Interest Purchase Agreement (the “SIPA”)
In connection with the execution and delivery of the Merger Agreement, Denali Capital Global Investments LLC (the “Sponsor”) and Scilex entered into the SIPA dated August 30, 2024. Pursuant to the SIPA, Scilex agreed to purchase 500,000 Class B ordinary shares, par value $0.0001 per share (the “Purchased Interests”), of the Company that were held by the Sponsor. The aggregate consideration for the purchase and sale of the Purchased Interests is as follows: (i) $2.0 million (the “Cash Consideration”) and (ii) 300,000 shares of common stock, par value $0.0001 per share, of Scilex (the “Scilex Shares”). Pursuant to the SIPA, Scilex paid the Cash Consideration and agreed to issue the Scilex Shares to the Sponsor contingent upon and following the occurrence of the Business Combination. The Purchased Interests converted automatically, on a one-for-one
basis, into one Common Stock share upon Closing pursuant to the terms of the Merger Agreement. On September 22, 2025, the requirement to deliver the Scilex Shares was discharged pursuant to that certain Satisfaction and Discharge Agreement by and among the Company, Sponsor and Scilex.
Securities Purchase Agreement (the “PIPE SPA”)
On August 20, 2025, the Company and Legacy Semnur entered into the PIPE SPA with the investor named therein, pursuant to which the investor agreed to purchase 1,250,000 shares of Common Stock at a price of $16.00 per share, for an aggregate purchase price of $20.0 million following the consummation of the Business Combination. On September 22, 2025, the PIPE SPA was amended to provide that unless such agreement was terminated pursuant to its terms (or otherwise by mutual agreement of the parties thereto), the closing of the transactions contemplated thereby would occur not later than the 14th business day following the closing of the Business Combination, subject to the satisfaction or waiver of the closing conditions set forth therein. As of September 30, 2025, the transaction has not closed and accordingly, the shares have not been issued and the funds have not been received. In the event the transaction does not close on or before December 31, 2025, the nonbreaching party has an option to terminate the PIPE SPA without liability.
Additionally, in connection with the PIPE SPA, the Company is obligated to pay a cash financing service fee of 7% of the received investment funds (see Note 6 section
Consulting Services Agreement with JW Investment Management Company Limited
).
Bitcoin Securities Purchase Agreement (the “Semnur/Biconomy SPA”)
On September 23, 2025, the Company entered into the Semnur/Biconomy SPA with Biconomy PTE.LTD (“Biconomy”). Pursuant to the Semnur/Biconomy SPA, the Company agreed to issue and sell, and Biconomy agreed to purchase, 6,250,000 shares of Common Stock, at a purchase price of $16.00 per share, for an aggregate purchase price of $100.0 million, payable in Bitcoin blockchain (“Bitcoin”), with such amount of Bitcoin equal to the quotient of (A) the buyer’s respective aggregate purchase price divided by (B) the spot exchange rate for Bitcoin as published by Coinbase.com at 8:00 p.m. (New York City time) on the trading day immediately prior to the closing date of the purchase. As of September 30, 2025, the transaction has not closed and accordingly, the shares have not been issued and the funds have not been received. In the event the transaction does not close on or before December 31, 2025, the nonbreaching party has an option to terminate the Semnur/Biconomy SPA without liability.
Public Warrants and Private Placement Warrants
Upon completion of the Business Combination, public and private placement warrants that were issued by Denali in connection with its IPO (“Public Warrants” and “Private Warrants”) remained outstanding and pursuant to the terms thereof holders of such warrants are entitled to acquire ordinary shares of Denali.
As of September 30, 2025 there were 8,760,000 warrants outstanding at an exercise price of $11.50 per share. The warrants are exercisable 30 days after the Closing for Common Stock and will expire five years after or earlier upon redemption or liquidation.
Liquidity and Going Concern
The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying unaudited condensed consolidated financial statements.

As of September 30, 2025, the Company had cash and cash equivalents of $0.1 million and accumulated deficit of $269.6 million. During the nine months ended September 30, 2025, the Company had operating losses of $154.3 million and negative cash flows from operations of $2.3 million. The Company is dependent upon Scilex to provide services and funding to support the operations of the Company until, at least, such time as external financing is obtained. The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to develop and seek regulatory approval for
SP-102.
The Company will need additional financing to fund its ongoing activities. The Company may obtain additional funding through a combination of equity offerings, debt financings, collaborations, government contracts or other capital sources, including potential collaborations with other companies or other strategic transactions. The Company’s plans are also dependent upon the success of future development and regulatory approval of
SP-102.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the condensed consolidated financial statements are issued.
Forward Stock Split
On August 30, 2024, the Company effected a
160,000-for-1
forward stock split of all outstanding shares of Common Stock which proportionally increased the number of all issued and outstanding shares of Common Stock from 1,000 to 160,000,000 and did not change the par value per share. All equity-related information including per share amounts for all periods presented within these condensed consolidated financial statements have been adjusted retroactively, where applicable, to reflect the forward stock split.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). The Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding
advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Note 1. Nature of Operations and Basis of Presentation
Organization and Principal Activities
Semnur Pharmaceuticals, Inc. (“Semnur” or the “Company”) was formed in 2013 and became a wholly owned subsidiary of Scilex Holding Company (“Scilex”) in 2019. The Company is a late clinical stage specialty pharmaceutical company focused on the development and commercialization of novel non-opioid pain therapies. The Company is currently developing one product candidate, SP-102 (10 mg, dexamethasone sodium phosphate viscous gel), a novel, viscous gel formulation of a widely used corticosteroid for epidural injections to treat lumbosacral radicular pain, or sciatica, for which the Company has completed a pivotal Phase 3 study (“SP-102” or “SEMDEXA”). Since inception, the Company has devoted all of its efforts to the development of SP-102 and operates in one segment. The Company is a Delaware corporation and is headquartered in Palo Alto, California.
On August 30, 2024, the Company entered into an agreement and plan of merger (as it may be amended or restated from time to time in accordance with its terms, including by Amendment No. 1 to Agreement and Plan of Merger, dated as of April 16, 2025 (the “Merger Agreement Amendment”), the “Merger Agreement”) with Denali Capital Acquisition Corp., a Cayman Islands corporation and special purpose acquisition company (“Denali” or the “SPAC”), and Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (the “Merger Sub”). The proposed merger and business combination contemplated by the Merger Agreement (the “Business Combination”) would result in a publicly traded biopharma company (“New Semnur”) and further provide funding for the Company for use in the development of SP-102, with Scilex expected to be the majority holder of the Company following completion of the proposed Business Combination.
Pursuant to the terms of the Merger Agreement, (i) prior to the effective time of the Business Combination, Denali will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”) and (ii) at the time the Business Combination becomes effective, and following the Domestication, Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and wholly owned subsidiary of Denali. The Business Combination is expected to close during the second quarter of 2025, after the required approval by Denali’s shareholders and the satisfaction or waiver of certain other conditions.
Retroactive Application of Reverse Recapitalization
References to “Legacy Semnur” refer to the private Delaware corporation that is now the Company’s wholly owned subsidiary and named Semnur, Inc. (formerly known as “Semnur Pharmaceuticals, Inc.”).
On September 22, 2025 (the “Closing”), the Company consummated a business combination pursuant to the Merger Agreement and in accordance with the terms and subject to the conditions, at Closing, (i) each outstanding share of Legacy Semnur common stock outstanding immediately prior to Closing was automatically cancelled in exchange for the right to receive 1.25 shares (the “Exchange Ratio”) of the Company’s common stock, (ii) each share of Legacy Semnur preferred stock outstanding immediately prior to the Closing was cancelled in exchange for the right to receive (a) one share of the Company’s Series A Preferred Stock and (b) one-tenth of one share of the Company’s common stock, and (iii) each option to purchase shares of Legacy Semnur common stock outstanding as of immediately prior to the Closing was converted into the right to receive a comparable option to purchase shares of the Company’s common stock with a corresponding change to the exercise price.
As such, 160,000,000 shares of Legacy Semnur common stock and 40,000,0000 Legacy Semnur stock options, respectively, were automatically cancelled in exchange for 200,000,000 shares of the Company’s common stock and 50,000,000 options to purchase the Company’s common stock, respectively, at the Exchange Ratio.

Pursuant to U.S. GAAP, the Company recast its Balance Sheets, Statements of Operations and Statements of Stockholders’ Deficit as of and for the years ended December 31, 2024 and 2023 by applying the recapitalization retroactively.
The Company has recast the Statements of Stockholder’s Deficit as of December 31, 2024 and 2023 to reflect the retroactive application of the recapitalization at the Exchange Ratio and the reclass of the par value of Legacy Semnur common stock to additional paid-in capital, less amounts attributable to the par value of the Company’s common stock. The Company has conformed the Balance Sheets as of December 31, 2024 and 2023 to the recast Statements of Stockholder’s Deficit. Furthermore, on the Statement of Operations for the years ended December 31, 2024 and 2023, the Company has recalculated the weighted-average number of shares utilized to calculate net loss per share to consider the retroactive application using the Exchange Ratio.
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.
Carve-Out Method
Since 2019, the Company has operated as a wholly owned subsidiary of Scilex and the Company’s financial results have been historically included in Scilex’s consolidated financial results. Standalone financial statements have not previously been prepared for the Company. Accordingly, these separate financial statements have been extracted from the accounting records of Scilex.
The accompanying financial statements reflect assets, liabilities, and expenses that are directly attributable to the Company, including the assets, liabilities, and expenses of the SP-102 development program. The assets and liabilities excluded from the accompanying financial statements consist of:

•
Cash held by Scilex to fund the Company’s operations. Scilex uses a centralized approach to cash management and financing of its operations and those of its subsidiaries. Accordingly, only the cash and cash equivalents residing in the Company’s bank accounts and legally owned by the Company have been reflected in these financial statements.

•
Other assets and liabilities at Scilex which are not directly related to, or are not specifically owned by, or are not commitments, of the Company, including certain fixed assets, intangible assets, and leases shared by the Company with other business operations of Scilex.

•
Third-party debt held by Scilex and the related interest expense have not been allocated to the financial statements as the Company was not the legal obligor of the third-party debt and Scilex’s borrowings were not directly attributable to the Company. To fund the Company’s operating cash flow needs, Scilex made payments on behalf of the Company directly to vendors during the years ended December 31, 2024 and 2023 totaling $10.9 million and $1.7 million, respectively. Additionally, allocated non-cash stock-based compensation expenses during the years ended December 31, 2024 and 2023 were $0.7 million and $0.9 million, respectively. These amounts do not carry interest, and are not expected to be settled through transfer of cash or other assets by the Company. On August 30, 2024, the Company and Scilex entered into a Contribution and Satisfaction of Indebtedness Agreement (the “Debt Exchange Agreement”) in connection with the planned settlement of these amounts. Given these amounts are a form of indebtedness, as acknowledged by the parties under the Debt Exchange Agreement, they are presented as a related party loan in the historical financial statements. See the section titled “
Debt Exchange Agreement
” in Note 9 titled “
Related Parties
” for additional details.

The Company’s operating expenses consisted of both research and development (“R&D”) and general and administrative (“G&A”) expenses. R&D expenses directly related to the Company, including third-party costs of conducting studies and clinical trials for the SP-102 product candidate, were entirely attributed to the Company in the accompanying financial statements. R&D salaries, wages, benefits, and stock-based compensation related to Scilex’s equity incentive plans were allocated to the Company based on the estimated percentage of time certain Scilex R&D employees spent on the SP-102 program.
The Company also received services and support from other functions of Scilex. The Company’s operations are dependent upon the ability of these other functions to provide these services and support. The costs associated with these services and support were allocated to the Company based on the estimated percentage of time certain Scilex employees spent supporting the SP-102 program. These allocated costs were primarily related to corporate administrative expenses, G&A employee related costs, including salaries, stock-based compensation related to Scilex’s equity incentive plans, and other benefits for corporate employees, as well as other expenses for shared assets for the following functional groups: information technology, legal, accounting and finance, facilities, and other corporate and infrastructural services. These allocated costs were recorded as R&D expenses and G&A expenses in the statements of operations.
The Company believes the assumptions and allocations underlying the accompanying financial statements were reasonable and appropriate under the circumstances. Nevertheless, the Company’s financial statements may not include all of the actual expenses that would have been incurred had the Company operated as a standalone company during the periods presented and may not reflect the results of operations, financial position and cash flows had the Company operated as a standalone company during the periods presented. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company also may have incurred additional costs associated with being a standalone, publicly listed company that were not included in the expense allocations and, therefore, would result in additional costs that are not reflected in its historical results of operations, financial position and cash flows.
Forward Stock Split
On August 30, 2024, the Company’s board of directors approved an amendment to its Amended and Restated Certificate of Incorporation to (a) increase the authorized number of shares of all classes of the Company’s stock to 245,000,00 shares, consisting (i) 200,000,000 shares of common stock, par value $0.00001 per share, and (ii) 45,000,000 shares of preferred stock, par value $0.00001 per share; (b) effect a 160,000-for-1 forward stock split of all outstanding shares of the Company’s common stock (the “Forward Split”); and (c) establish the authorization for issuance of shares of preferred stock designation in series. The Forward Stock Split proportionally increased the number of all issued and outstanding shares of the Company’s common stock from 1,000 to 160,000,000 and did not change the par value per share. All equity-related information including per share amounts for all periods presented within these financial statements have been adjusted retroactively, where applicable, to reflect the Forward Stock Split.